NATIONWIDE MUTUAL FUNDS
Nationwide Destination 2010 Fund
Nationwide Destination 2015 Fund
Nationwide Destination 2020 Fund
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Retirement Income Fund

Supplement dated June 25, 2012
to the Prospectus dated February 29, 2012 (as revised June 20, 2012)

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective August 1, 2012, the following changes to the Prospectus will be implemented:

1.
The list of investors who are eligible to purchase Institutional Service Class shares, under the heading “Institutional Service Class Shares” on page 59 of the Prospectus, is supplemented with the following:

•	current holders of Institutional Service Class shares of any Nationwide Fund.

2.	The list of investors who are eligible to purchase Institutional Class shares, under the heading “Institutional Class Shares” on page 59 of the Prospectus, is supplemented with the following:
•	current holders of Institutional Class shares of any Nationwide Fund.

3.	The following modifies the information found on page 63 of the Prospectus under the heading “Exchanging Shares”:

No minimum investment requirement shall apply to holders of Institutional Service Class shares seeking to exchange such shares for Institutional Service Class shares of another Fund, or to holders of Institutional Class shares seeking to exchange such shares for Institutional Class shares of another Fund, where such Institutional Service Class or Institutional Class shares, as applicable, had been designated as Class D shares at the close of business on July 31, 2012.

4.	The Funds may, under circumstances they deem to be appropriate, accept cashier’s checks for the purchase of shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.